Cumulative Value of Intangible Assets Related to Acquisition (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Liabilities [Line Items]
Accumulated Impairment	$ (3,444)	$ 0	$ 0
FCI, Centronix, BTL, Shannon and Bigtera
Finite-Lived Intangible Liabilities [Line Items]
Cost	13,117	13,117
Accumulated Impairment	(3,444)
Accumulated Amortization	(8,652)	(5,688)
Net Carrying Amount	$ 1,021	$ 7,429